Asset Retirement Obligation (Details Narrative)	12 Months Ended
Aug. 31, 2020 CAD ($)
Disclosure of property, plant and equipment depreciation rate [text block]
Future retirement costs	$ 3,600,000
Risk free interest rate, retirement obligations	5.00%
Annual inflation assumption	3.30%